Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 69,190	$ 2,117,920	$ 7,671,710	$ 4,721,086
At UMC's statutory income tax rate		423,584	1,304,191	802,584
Adjustments in respect of current income tax of prior periods		(899,219)	(364,951)	(424,939)
Net change in loss carry-forward and investment tax credits		2,239,058	564,742	1,327,716
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates		49,625	330,228	253,100
Tax effect of non-taxableincome and non-deductibleexpenses:
Tax exempt income		(451,589)	(1,549,018)	(1,707,646)
Investment gain		(886,546)	(639,979)	(658,375)
Dividend income		(112,810)	(83,154)	(88,518)
Others		140,278	259,590	254,903
Basic tax		0	33,207	70,316
Estimated income tax on unappropriated earnings		(849,328)	38,069	(299,338)
Deferred income tax related to changes in tax rates		(842,123)	12,477	0
Effect of different tax rates applicable to UMC and its subsidiaries		(118,404)	(21,615)	(13,103)
Taxes withheld in other jurisdictions		48,291	868,106	753,752
Others		129,306	240,588	282,072
Income tax expense (benefit) recorded in profit or loses	$ (36,912)	$ (1,129,877)	$ 992,481	$ 552,524